Cover	Feb. 13, 2026
Cover [Abstract]
Entity Registrant Name	INDEPENDENCE POWER HOLDINGS, INC.
Entity Central Index Key	0002025878
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Feb. 13, 2026
Entity Ex Transition Period	false
Entity File Number	333-282541
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	35-2851106
Entity Address Address Line 1	14114 N. Dallas Parkway
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	Dallas
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75254
City Area Code	903
Local Phone Number	944-7121
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false